Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net Income	$ 4,940,441	$ 5,908,479	$ 5,202,609
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of the Right-of-use assets	62,410
Depreciation and amortization	1,105,588	1,188,173	1,254,098
Loss from disposal of property and equipment			4,389
Provision of doubtful accounts	188,095	(9,301)	8,329
Inventory reserve	(290,968)	67,719	201,053
Deferred tax expense	(86,495)	48,656	15,799
Investment income	(57,984)	(89,197)	(8,303)
Changes in operating assets and liabilities:
Accounts receivable	(660,667)	706,582	(1,072,933)
Bank acceptance notes receivable	(5,583,925)	(2,171,300)	(2,989,921)
Inventories	1,402,620	(3,492,342)	2,812,032
Advances to suppliers	498,378	653,028	(156,114)
Advances to suppliers - related parties, net			239,250
Other current assets	125,261	(29,853)	(32,169)
Accounts payable	613,339	(46,999)	(822,019)
Accounts payable - related parties		(3,042)	(2,526)
Advance from customers	1,461,407	(2,232,858)	(267,520)
Advance from customers - related parties	29,973	2,254	(11,694)
Deferred revenue	(314,238)	(319,982)	(385,118)
Tax payables	988,423	(834,183)	648,173
Accrued expenses and other payables	722,284	73,969	(199,400)
Operating lease liabilities	(67,928)
Net cash provided by (used in) operating activities	5,076,014	(580,197)	4,438,015
Cash flows from investing activities:
Purchase of property and equipment	(449,766)	(616,388)	(1,117,175)
Purchase of intangible assets	(8,798)	(635)
Proceeds from (Payment made for) long term investment	82,972	(64,165)	(253,596)
Investments made for marketable securities		14,559	(15,309)
Net cash used in investing activities	(375,592)	(666,629)	(1,386,080)
Cash flows from financing activities:
Proceeds from bank loan	7,135,009	5,089,651	(1,529,052)
Repayment of bank loans	(4,994,506)	(3,635,465)
Repayment of bank notes payable		(581,674)	(1,100,917)
Capital contribution from shareholders			247,700
Cash dividend paid			(733,944)
Payment for deferred offering costs		(365,310)
Acquisition of non-controlling interest		(133,552)
Net cash provided by financing activities	2,140,503	373,650	(3,116,213)
Effect of exchange rate change on Cash	431,765	(157,163)	(181,798)
Net increase (decrease) in cash and cash equivalents	7,272,690	(1,030,339)	(246,076)
Cash and cash equivalents at beginning of year	4,594,440	5,624,779	5,870,855
Cash and cash equivalents at end of year	11,867,130	4,594,440	5,624,779
Supplemental cash flow information
Cash paid for interest	280,169	210,588	223,773
Cash paid for income taxes	275,607	$ 1,109,655	658,409
Operating lease right of use assets obtained in exchange of lease liabilities	$ 143,443
Stock dividend appropriation to shareholders			$ 4,403,670